Revenue and Loyalty Programs - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loyalty points outstanding	94,100,000	52,500,000
Loyalty points outstanding value	$ 1.3	$ 0.8
Loyalty point expected redemption period	1 year
Percentage of sales discount	7.0	3.0
Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue reduction per loyalty point	0.01
Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue reduction per loyalty point	0.04